INCOME TAXES - Summary of Reconciliation of Federal Statutory Tax Rate to Partnership's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Computed tax provision (benefit) at the applicable statutory tax rate	21.00%	35.00%
State and local taxes net of federal income tax benefit	(1.10%)	(1.10%)
Tax exempt (income) loss	(1.50%)	(1.20%)
Change in current year valuation allowance	(18.30%)	(24.10%)
Partnership earnings not subject to tax	2.00%	6.30%
Changes in tax due to Tax Act and ASC 606 retroactive impact	0.50%	(7.70%)
Changes in valuation allowance due to Tax Act		15.10%
Permanent differences	(0.10%)	(10.90%)
Effective tax rate	2.50%	11.40%